Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Reconciliation of Cash, Cash Equivalents and Restricted Cash

A reconciliation of the cash, cash equivalents and restricted cash reported in the condensed consolidated statements of cash flows is as follows (in thousands):

	AS OF SEPTEMBER 30,
	2020	2019
Cash and cash equivalents	$48,339	$32,059
Restricted cash	—	367
Restricted cash, net of current portion	4,170	4,170

Total cash, cash equivalents and restricted cash as shown in the condensed consolidated statements of cash flows	$52,509	$36,596

A reconciliation of the cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the amounts shown in the statement of cash flows is as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Cash and cash equivalents	$18,093	$10,316
Restricted cash	—	367
Restricted cash, net of current portion	367	4,170

Total cash, cash equivalents and restricted cash as shown in the statement of cash flows	$18,460	$14,853

Property and Equipment Estimated Useful Lives

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets, which are as follows:

ESTIMATED USEFUL LIFE
Computer equipment and software	3 years
Furniture and fixtures	5 years
Laboratory equipment	5 years
Leasehold improvements	Shorter of useful life or remaining lease term

Property and equipment is stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization is calculated using the straight-line method over the estimated useful lives of the assets, which are as follows:

ESTIMATED USEFUL LIFE
Computer equipment and software	3 years
Furniture and fixtures	5 years
Laboratory equipment	5 years
Leasehold improvements	Shorter of useful life or remaining lease term

Cumulative Effect of Adoption of ASC 842

The cumulative effect of the adoption of ASC 842 on the Company’s condensed consolidated balance sheet as of January 1, 2020 was as follows (in thousands):

	BALANCE AS OF DECEMBER 31, 2019	IMPACT OF ADOPTION	BALANCE AS OF JANUARY 1, 2020
Prepaid expenses and other current assets	$10,370	$(5,910)	$4,460
Operating lease right-of-use asset	$—	$23,186	$23,186
Total assets	$115,962	$17,276	$133,238
Deferred rent	$814	$(814)	$—
Operating lease liability	$—	$263	$263
Deferred rent, net of current portion	$9,814	$(9,814)	$—
Operating lease liability, net of current portion	$—	$27,641	$27,641
Total liabilities	$94,011	$17,276	$111,287

The cumulative effect of the adoption of ASC 842 on the Company’s consolidated balance sheets as of January 1, 2020 was as follows (in thousands):

	BALANCE AS OF DECEMBER 31, 2019	IMPACT OF ADOPTION (UNAUDITED)	BALANCE AS OF JANUARY 1, 2020 (UNAUDITED)
Prepaid expenses and other current assets	$10,370	$(5,910)	$4,460
Operating right-of-use asset	—	23,186	23,186
Total assets	115,962	17,276	133,238
Deferred rent	$814	$(814)	$—
Operating lease liability	—	263	263
Deferred rent, net of current portion	9,814	(9,814)	—
Operating lease liability, net of current portion	—	27,641	27,641
Total liabilities	94,011	17,276	111,287